Property and Equipment, Net	6 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Property and Equipment, net

4. Property and Equipment, net

Property and equipment, net consist of the following:

	March 31 2025	September 30, 2024
	US$	US$
Land	441,462	721,462
Buildings	84,194	849,961
Machinery & equipment	2,008,987	2,008,987
Vehicles	153,996	153,996
Furniture and fixtures	160,349	160,349
Software	870,728	870,728
Leasehold improvement	17,329	17,329
Total	3,737,045	4,782,812
Less: Accumulated depreciation	$(3,063,344)	$(3,184,989)
Property and equipment, net	673,701	1,597,823

Depreciation expenses were recorded in general and administrative expenses. The Company recorded depreciation expenses of US$91,511 and US$116,231 for the six months ended March 31, 2025 and 2024, respectively.